DERIVATIVE LIABILITIES (Details 2)	6 Months Ended
Dec. 31, 2021 USD ($)
DERIVATIVE LIABILITIES
Derivative liabilities, ending	$ 128,036
Gain on change in fair value of derivative liabilities	$ (56,345)